CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital Stock Details
Warrant Opening Balance	1,003,333	270,835
Warrant Expired	0	(267,502)
Warrant Issued	4,424,985	1,000,000
Warrant Ending Balance	5,428,318	1,003,333
Weighted Average Exercise Price, Warrant Opening Balance	$ 0.14	$ 1.5
Weighted Average Exercise Price, Warrant Expired	0	1.5
Weighted Average Exercise Price, Warrant Issued	0.12	0.135
Weighted Average Exercise Price, Warrant Ending Balance	$ 0.12	$ 0.14